Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit, beginning of year	$ 2	$ 33
Additions for tax positions identified	0	0
Decrease for Change in Tax Reserves position	(2)	0
Decrease for DRD short-term position	0	(31)
Unrecognized tax benefit, end of year	$ 0	$ 2